AMENDMENT NO. 1 TO
FORM N-23C-3
NOTIFICATION OF REPURCH ASE OFFER
PURSUANT TO RULE 23C-3

1.    Investment Company Act File Number: 811-22807
Date of Notification: July 3, 2018

2.     Exact name of investment company as specified in registration statement.
Pathway Capital Opportunity Fund, Inc.

3.     Address of principal executive office:
10 East 40th Street, 42nd Floor
New York, New York 10016

4. Check one of the following:
A. [x] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY: /s/ Kristin Van Dask
NAME: Kristin Van Dask
TITLE: Secretary

July 3, 2018

Dear Pathway Capital Opportunity Fund, Inc. Shareholder:

As you may know, Pathway Capital Opportunity Fund. Inc. (the "Fund") is required to make a repurchase offer to its shareholders each quarter. While the Fund is required to make the repurchase offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the required quarterly repurchase offer. If you do not wish to sell shares at this time, please disregard this notice. Note that early withdrawal of shares from the Fund may be a taxable event; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. The repurchase offer period will begin on July 3, 2018 and end on August 2, 2018. If you wish to redeem shares, and have purchased them through a financial consultant, please contact your financial consultant for assistance.

All Repurchase Requests must be submitted to and received by Pathway Capital Opportunity Fund, Inc. by 4:00 p.m., Eastern Time, August 2, 2018 to be effective. Please allow an appropriate amount of time for your Repurchase Request to reach the Pathway Capital Opportunity Fund, Inc.

For informational purposes, on June 28, 2018, the net asset values per share of the Fund's share classes were as follows:

Class A: $12.78
Class I: $12.81

As of June 28, 2018, the Class C shares and Class L shares had not yet commenced operations.

For details of the offer and terms, please refer to the attached Repurchase Offer document.

Sincerely,
Pathway Capital Opportunity Fund, Inc.

BY: /s/ Kristin Van Dask
NAME: Kristin Van Dask
TITLE: Secretary

Pathway Capital Opportunity Fund, Inc.

REPURCHASE OFFER

1. The Offer. Pathway Capital Opportunity Fund, Inc. ("Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (Class A, Class C, Class I and Class L shares) at a price equal to the net asset value ("NAV") per share as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). All classes of shares are considered to be a single class for the purposes of allocating repurchases under this offer.
The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2. Net Asset Value. The NAV as of June 28, 2018 of the Class A shares was $12.78 per share and of the Class I shares was $12.81 per share. As of June 28, 2018, the Class C shares and Class L shares had not yet commenced operations. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form. The current NAV may be obtained by calling 866-655-3650 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time,
August 2, 2018. Please allow an appropriate amount of time for your Repurchase Request Forms to reach the Fund.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on August 2, 2018. This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the
Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased; Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%) of shares outstanding. If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with the required minimum distributions from an IRA or other qualified retirement plan. It is your obligation to both notify and provide the Fund with supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time,
August 2, 2018.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Directors, and only in the following limited circumstances:

· If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

· For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

· For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV per share of each of the Fund's Class A, Class C, Class I and Class L shares; and

· For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

If the offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed offer.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10. Early Withdrawal Charges (“EWCs”); Transaction Fees. Class A, Class I and Class L shareholders are not subject to
EWCs. However, if you tender for repurchase Class C shares that are subject to EWCs as described in the Fund’s Prospectus, and if those shares are repurchased by the Fund, the applicable EWC will be deducted from the proceeds of the repurchase of your shares. If you ask that a specific number of shares be repurchased and those shares are repurchased, the applicable sales charge will be deducted from the repurchase proceeds. The Fund does not currently charge a special handling or processing fee for repurchases.

12. No Repurchase Fee. No repurchase fees will apply if you sell your shares pursuant to the Fund's quarterly repurchase program. As stated above, EWCs may apply to Class C shares tendered for repurchase.

12. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the investment manager, the transfer agent, the Fund's distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the investment manager, nor the Fund's distributor is or will be obligated to insure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

For a copy of the Fund’s Prospectus or for other information, visit www.pathwaycapitalfund.com, call a Client Services representative at 866-655-3650, or contact your financial advisor.

Pathway Capital Opportunity Fund, Inc.
REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, August 2, 2018
Pathway Capital Opportunity Fund
P.O. Box 219768
Kansas City, MO 64121-3650

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.
I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

For Class C Shareholders Only: I understand that tendering Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to early withdraw charges of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. Shares acquired through the Fund’s Dividend Reinvestment Plan, reinvestment of dividends or capital gain distributions are not subject to a early withdrawal charge.

Name(s) of Registered Shareholders: SSN/TaxID:
_________________________________ ____________________________ Account Number: _______________________________
_________________________________ ____________________________     Daytime Telephone Number: ______________________

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered:

Class A Shares:________     Class C Shares:________    Class I Shares:________        Class L Shares:________

_____ Full Tender:                         Please tender all shares in my account.
_____ Partial Tender:                     Please tender ___________shares from my account.
_____ Dollar Amount:                     Please tender enough shares to net $____________

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service
If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)
_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: ______________________________________________
______________________________________________

_______________________________ _____________ _______________________________ _____________
Shareholder/TTEE Signature Date Custodian Signature Date
(medallion stamp required)

_______________________________ _____________
Joint Shareholder/TTEE Signature Date